Financial risks (Tables)	12 Months Ended
Dec. 31, 2021
Financial risks
Schedule of effect on profit/loss and equity of reasonably likely change in financial variable

	2021		2020
DKK thousand	Fluctuation	Effect	Fluctuation	Effect
USD	+/-10%	20,675	+/-10%	58,124

The decline in currency exposure is primarily related to reduced net cash balance from borrowings de- nominated in USD.

Schedule of contractual maturity

DKK thousand	<12 months	1-5 Years	>5 Years	Total
Borrowings	50,954	252,042	736,410	1,039,406
Trade payables	64,558	0	0	64,558
Leasing	14,608	62,558	75,415	152,581
Other liabilities	173,134	0	18,426	191,560
Total financial liabilities at December 31, 2021	303,254	314,600	830,251	1,448,105
Trade payables	71,442	0	0	71,442
Leasing	14,072	53,039	76,354	146,465
Other liabilities	150,555	16,744	0	167,299
Total financial liabilities at December 31, 2020	236,069	69,783	76,354	382,209

Schedule of financial instrument carried at fair value

DKK thousand	2021	2020
Categories of financial instruments
Deposits	12,638	16,650
Trade receivables	73,025	46,484
Other receivables	15,802	9,942
Cash and cash equivalents	1,129,103	960,221
Financial assets at amortized costs	1,230,568	1,033,297
Marketable securities	299,042	297,345
Other investments	26,907	32,333
Financial assets measured at fair value through profit or loss	325,949	329,678
Borrowings	647,906	0
Lease liabilities	139,523	130,119
Trade payables	64,558	70,384
Other liabilities	191,560	167,299
Financial liabilities measured at amortized cost	1,043,547	367,802